Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation

(a)           Basis of preparation

The consolidated financial statements of Navios Logistics have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except where fair value accounting is specifically required by IFRS, as explained in the accounting policies below. The consolidated financial statements are presented in U.S. dollars which is also the currency of the Company’s primary economic environment and the functional currency of the major and majority of the Company’s subsidiaries. All values are rounded to the nearest thousand (U.S.D. 000), except when otherwise indicated.

Going concern

(b)           Going concern

In considering whether it is appropriate to prepare the financial statements on a going concern basis, management has reviewed the Company’s future cash requirements, covenant compliance and earnings projections. As of December 31, 2021, the Company’s current assets totaled $91,811, while current liabilities totaled $95,869, resulting in a negative working capital position of $4,058, primarily related to the principal payments of the BBVA Facility maturing in the first quarter of 2022, which was subsequently refinanced on March 23, 2022 with a $25,000 loan facility with BBVA (the “ 2022 BBVA Facility”) and is repayable in twelve quarterly installments with final maturity on July 1, 2025.

Management anticipates that the Company’s primary sources of funds will be available cash, cash from operations and borrowings under existing and new loan agreements. Management believes that these sources of funds will be sufficient for the Company to meet its liquidity needs and comply with its banking covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis.

On April 1, 2022, the financial statements were authorized on behalf of Navios Logistics’ board of directors for issuance and filing.

The principal accounting policies are set out below.

Basis of consolidation

(c)        Basis of consolidation

The consolidated financial statements comprise the financial statements of Navios Logistics and its subsidiaries. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, has:

•                    Power over the investee;

•                    Exposure, or rights, to variable returns from its involvement with the investee; and

•                    The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•                    The contractual arrangement(s) with the other vote holders of the investee;

•                    Rights arising from other contractual arrangements;

•                    The Company’s voting rights and potential voting rights.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. The carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. The interests of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

For the reported years presented in these consolidated financial statements, no significant non-controlling interest exists.

Subsidiaries included in the consolidation:

The consolidated financial statements of the Company include:

Statement of Income
Company Name	Country of Incorporation	Nature	Percentage of Ownership	2021	2020	2019
Corporacion Navios S.A.	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Energias Renovables del Sur S.A.	Uruguay	Land Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	Port Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Horamar do Brasil Navegação Ltda	Brazil	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navios Logistics Finance (U.S.) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Honey Bunkering S.A.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Naviera Alto Parana S.A.	Paraguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Edolmix S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Cartisur S.A.	Uruguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
NP Trading S.A.	British Virgin Islands	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ruswe International S.A.	Uruguay	Barge-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Delta Naval Trade S.A.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Terra Norte Group S.A.	Paraguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Corporacion Navios Granos S.A.	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Docas Fluvial do Porto Murtinho S.A.	Brazil	Land Owning Company	95%	1/1-12/31	1/1-12/31	1/1-12/31
Siriande S.A.	Uruguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	9/16-12/31
Grimaud Ventures S.A. (1)	Marshall Islands	Financial Asset Holder Company	100%	1/1-7/30	1/21-12/31	—
Brundir S.A. (2)	Uruguay	Non-Operating Company	100%	10/21-12/31	—	—

        (1) On July 30, 2021, the Company declared and paid a pro rata dividend to its shareholders in shares of Grimaud (as defined herein), representing 100% of Navios Logistics’ equity interest in Grimaud.

(2) On October 21, 2021, the Company acquired 100% of the Brundir S.A. common shares. Brundir S.A. is a non-operating company.

Business combinations and goodwill

(d)       Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Business combinations involving entities under common control are excluded from the scope of IFRS 3 provided that they are controlled by the same party both before and after the business combination. These transactions are accounted for on a pooling of interests basis. The financial position, financial performance and cash flows of the combined Company are brought together as if the companies had always been a single entity.

The Company initiates and performs a review of all acquisition transactions during each period to consider the transaction to be either a business combination or an asset acquisition in accordance with IFRS 3. When the acquisition is not a business combination by its nature, the Company identifies and recognizes the individual identifiable assets acquired (including those assets that meet the definition of, and recognition criteria for, intangible assets in IAS 38 “Intangible Assets”) and liabilities assumed. The cost of the Company is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event does not give rise to goodwill. Consistent with shipping industry practice, the acquisition of a vessel (whether acquired with or without charter) is treated as the acquisition of an asset rather than a business, because vessels are acquired without related business processes.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (“CGUs”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a CGU, or group of CGUs, and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the CGU retained. The Company considers each of the below as a separate CGU:

•	The barge segment
•	Each of the eight vessels of the Company’s cabotage fleet
•	Each port terminal of the Company’s business (grain, iron ore and liquid port terminals)

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

The recoverable amount is the higher of an asset’s fair value less cost of disposal and “value in use”. The fair value less cost of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction less the costs of disposal, while “value in use” is the present value of estimated future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. Recoverable amounts are estimated for individual assets or, if it is not possible, for the CGU.

The fair value for goodwill impairment testing was estimated using the expected present value of real future cash flows in U.S. Dollars, using judgments and assumptions that management believes were appropriate in the circumstances, see Note 2(y). The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the real discount rate used to calculate the present value of real future cash flows and future capital expenditures. EBITDA assumptions including revenue assumptions, general and administrative expense growth assumptions, and direct vessel expenses growth assumptions. The future cash flows from operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of each segment, including utilization rates and actual storage capacity. A weighted average cost of capital (“WACC”) was used to discount future estimated cash flows to their present values. The WACC was based on externally observable data regarding risk free rates, risk premiums and systematic risk and on the Company’s cost of equity and debt and its capital structure.

These assumptions could be adversely impacted by the current uncertainty surrounding global market conditions, as well as the competitive environment in which we operate.

As of December 31, 2021, and 2020, the fair value of the reporting units was in significant excess of their carrying values.

No impairment loss was recognized for any of the periods presented.

Segment reporting

(e)         Segment reporting

Operating segments, as defined, are components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision makers in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, the Company has three reportable segments: Port Terminal Business, Cabotage Business and Barge Business. For additional information, please see Note 3.

Current versus non-current classification

(f)      Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is:

•          Expected to be realized or intended to be sold or consumed in the normal operating cycle

•          Held primarily for the purpose of trading

•          Expected to be realized within twelve months after the reporting period, or

•          Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:

•          It is expected to be settled in the normal operating cycle

•          It is held primarily for the purpose of trading

•          It is due to be settled within twelve months after the reporting period, or

•          There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Revenue

(g)      Revenue

The Company is in the business of providing services with regards to contracts of affreightment (“COA”)/voyage contracts, time charter and bareboat charter arrangements and port terminals operations. Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company has generally concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.

Revenue from contracts of COA/voyage contracts are earned for the carriage of cargo on behalf of the charterer, in the spot market and on contracts of affreightment, from one or more locations of cargo loading to one or more locations of cargo discharge in return for payment of an agreed upon freight rate per ton of cargo plus reimbursement of expenses incurred to the extent that these expenses are not included in the freight rate per ton of cargo. Freight contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached the Company is compensated for the additional time incurred in the form of demurrage revenue. Demurrage is a variable consideration which is recognized when it is highly probable that a significant reversal of this revenue will not occur, over the remaining time of the voyage. In applying its revenue recognition method, management believes that satisfaction of a performance obligation for a voyage charter begins when the vessel arrives at the loading port and ends at the time the discharge of cargo is completed at the discharge port (load to discharge, which is when the contract with the customer expires). The Company uses the output method for measuring the progress towards satisfaction of a performance obligation, i.e. voyage revenue is recognized pro-rata based on time elapsed from loading to the expected date of completion of the discharge.

Revenues from time charters and bareboat charter arrangements are earned for exclusive use of the services of the vessel and the crew by the charterer for an agreed period of time. Revenues from time charters comprise a lease component and a service component. The revenues allocated to the lease component are accounted for as leases and are recognized on a straight line basis over the rental periods of such charters, as service is performed. The time-charter revenue is allocated to the service component based on the relative fair value of the component, which is estimated with a reference to a “cost-plus” methodology and reflects crew costs, technical maintenance and stores of a vessel with operating expenses escalation, and fees for ad hoc additional services. The service component in a time-charter usually includes a single performance obligation, where the charterer simultaneously receives and consumes the benefits over the time-charter period. Any contractual rate changes over the contract term, to the extent they relate to the firm period of the contract, are taken into account when calculating the daily hire rate. Revenues from time charters received in the period and relating to subsequent periods are deferred and recognized separately as either deferred lease revenue in payables and other liabilities, to the extent they relate to the lease component of the hire received, or as contract liabilities, to the extent that they relate to the service component of the hire received.

Revenues from dry port terminals operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from the liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then load the trucks. Revenues from sales of products are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations are recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Variable consideration

If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for providing services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Company provides retrospective volume rebates to certain customers once the quantity of cargo transshipped during the period exceeds the threshold specified in the contract.

The Company applies either the most likely amount method or the expected value method to estimate the variable consideration in the contract. The selected method that best predicts the amount of variable consideration is primarily driven by the number of volume thresholds contained in the contract. The most likely amount is used for those contracts with a single volume threshold, while the expected value method is used for those with more than one volume threshold. The Company then applies the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue.

Turnover tax

Under the tax laws of Argentina, the Company’s subsidiary in that country is subject to taxes levied on gross revenues, or turnover. Rates differ depending on the jurisdiction where revenues are earned for tax purposes. Average rates were approximately 2.0% for the year ended December 31, 2021 (2.0% for 2020 and 2.0% for 2019). Turnover taxes are recorded net of revenue in the consolidated statements of income and amounted to $868 for the year ended December 31, 2021 ($901 in 2020 and $1,062 in 2019).

Significant financing components

Generally, the Company receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Company does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less.

Non-cash consideration

All contracts with customers include provision for cash consideration.

Contract balances

(i)	Trade receivables

A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 2(s).

(ii)	Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs, by transferring goods or services to a customer, before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

(iii)	Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration, which is unconditional, is due) from the customer. If a customer pays consideration before the Company transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Company performs under the contract.

(iv)	Cost to obtain or fulfil a contract

Costs to fulfil a contract, including voyage and time charter or bareboat charter arrangements (i.e. crew costs, repair and maintenance, insurance costs, port costs, canal tolls, bunkers), from load port to discharge, are recognized in line with satisfaction of the related performance obligation. Full provision is made for any losses expected on contracts with customers in progress at the end of the financial reporting period. Costs to fulfil a contract are included in “Cost of sales” line of consolidated statement of (loss)/income.

Other operating income and operating expenses

(h)              Other operating income and operating expenses

Other operating income and other operating expenses comprise income and directly related expenses from non-core operating related activities, including income recorded from insurance claims, gain on sale of assets and taxes other than income taxes and turnover taxes.

Finance income and expense

(i)               Finance income and expense

Bank and other interest receivable is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate (“EIR”) applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount. Dividend income is recognized when the right to receive payment is established.

Finance expense and other borrowing costs are recognized on an accrual basis.

For all financial instruments measured at amortized cost, finance income or expense is calculated using the EIR method. EIR is the rate that discounts the estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Finance income is included in finance income and finance expense is included in finance costs in the statement of profit or loss and OCI, respectively.

Income Taxes

(j)               Income Taxes

Income tax expense represents the sum of the current tax and deferred tax.

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

 Deferred tax liabilities are recognized for all taxable temporary differences, except:

•        When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•        In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•        When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•        In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available, against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

As a result of the Law 27,630, voted by the Argentinean Parliament in June 2021, income tax rates and scales were modified for the fiscal periods starting as of January 1, 2021. Income tax liabilities of the Argentinean subsidiaries for the current period is measured at the amount expected to be paid to the taxation authorities using a tax rate of 35% on any taxable profit above 50 million Argentinean pesos or $487, 30% on any taxable profit between 5 million pesos or $49 and 50 million pesos or $487, and 25% on any taxable profit below 5 million pesos or $49. The Law 27,630 replaced the income tax rates and scales enacted by the Law 27,541, voted by the Parliament on December 23, 2019, which had made changes to the income tax law in Argentina. The Law 27,541, had modified the rates for income taxes applicable for the fiscal years beginning on January 1, 2020 and 2021. In measuring its income tax assets and liabilities, the Company used the rate that is expected to be enacted at the time of the reversal of the asset or liability in the calculation of the deferred tax for the items related to Argentina. An income tax rate of 35% was applied on temporary differences, reversals of which are expected to occur in respect of 2021 fiscal year and onwards. Due to these changes in the Argentinean income tax rates, the Company has recorded an income tax expense of $2,112 during the year ended December 31, 2021. In connection with the previous tax reform, the Company had recorded an income tax expense of $208 during the year ended December 31, 2019, within the caption “Income tax (expense)/ benefit” in the consolidated statements of income.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances arises. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in profit or loss.

Deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. However, where an asset and a liability are recognized at the same time, temporary differences are recognized to the extent that the transaction gives rise to equal amounts of deferred tax assets and liabilities.

A deferred tax liability is recognized on unremitted earnings of subsidiaries to the extent that it is probable that the temporary tax difference arising on dividend distribution out of unremitted earnings will reverse in the foreseeable future. Deferred tax liabilities are not recognized for taxable temporary differences arising on investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Current and deferred tax for the period

Current and deferred tax are recognized as an expense or income in profit or loss, except when they relate to items recognized in OCI or directly in equity, in which case the current and deferred tax is also recognized in OCI or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

The Company is a Marshall Islands corporation. The Company believes that substantially all of its operations are exempt from income taxes in the Marshall Islands. The Company’s subsidiaries are, however, subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. The Company’s operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which the Company operates and is subject to their respective income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., the Company does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.

Tax regimes in which company operates

Argentinean companies have open tax years ranging from 2016 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2018 and onwards. The Company is generally not able to reliably estimate the ultimate settlement amounts until the close of an audit. The Company classifies interest and penalties, related to income taxes in the consolidated statements of income under income taxes.

Uncertain tax positions

At any point in time, the Company may have tax audits underway at various stages of completion. The Company evaluates the tax positions and establishes liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite the Company’s belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate. As of December 31, 2021 and 2020, no assets or liability exists in statement of financial position that relates to an uncertain tax position for which the Company considers necessary to provide a relevant amount.

Foreign currencies

(k)              Foreign currencies

The Company’s consolidated financial statements are presented in U.S. dollars, which is also the parent company’s functional currency. For each entity, the Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The Company uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

i) Transactions and balances

Transactions in foreign currencies are initially recorded by the Company’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Company determines the transaction date for each payment or receipt of advance consideration.

ii) Group companies

The Company’s and its subsidiaries’ functional currency and reporting currency is the U.S. dollar. The Company’s subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact part of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reais and Paraguayan guaranies. However, all of the subsidiaries’ primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the consolidated statement of (loss)/income.

iii) Exchange rates

For the purposes of these consolidated financial statements, the exchange rates used are as follows:

Exchange rates	2021 closing	2021 average	2020 closing	2020 average	2019 closing	2019 average
Uruguay pesos	44.70	43.55	42.37	42.01	37.34	35.29
Argentina pesos	102.72	95.19	84.15	70.65	59.89	48.28
Paraguay guarani	6,887.40	6,783.73	6,941.65	6,784.26	6,463.95	6,247.28
Brazilian reais	5.5805	5.3956	5.20	5.16	4.03	3.94

The foreign currency exchange gain/(losses) recognized in the consolidated statements of income for each of the years ended December 31, 2021, 2020 and 2019 were $2,637 gain, $574 gain and $1,596 loss, respectively.

Deferred finance costs

(l)               Deferred finance costs

Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra to debt, while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are reclassified contra to debt on the drawdown dates. All of the above deferred finance costs are considered as directly attributable cost to debt facilities.

Deferred finance costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Dividends

(m)            Dividends

The Company recognizes a liability to pay a dividend when the distribution is authorized and the distribution is no longer at the discretion of the Company. As per the corporate laws of the Marshall Islands, a distribution is authorized when it is approved by the board of directors. A corresponding amount is recognized directly in equity.

Tangible assets

(n)              Tangible assets

Barges, pushboats and other vessels

The Company’s tangible assets are stated in the statement of financial position at cost less accumulated depreciation and any accumulated impairment loss.

Barges, pushboats and other vessels acquired as part of a business combination are recorded at fair value on the date of acquisition and if acquired as an asset acquisition are recorded at cost (including transaction costs). All other barges, pushboats and other vessels acquired are stated at cost, which consists of the contract price, borrowing cost and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the assets. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of the sale or retirement and any gain or loss is included in the accompanying consolidated statements of income. We also capitalize interest on long-term construction projects.

Expenditures for routine maintenance and repairs are expensed as incurred.

The cost of barges, pushboats and other vessels is split into two components, a “barges, pushboats and other vessels component” and a “drydocking component”. Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the vessels. Residual values are based on management’s estimation about the amount that the Company would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life. The residual value for each vessel is calculated by reference to the scrap value. Management estimates the useful life of the Company’s vessels to be between 15 and 45 years from the asset’s original construction or acquisition. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

The scheduled drydocking and special surveys components that are carried out every five years for ocean-going vessels and up to every six to eight years for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained under certain conditions. The costs of drydockings and special surveys are amortized over the above mentioned periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels, pushboats and barges sold are charged against income in the year the vessel, pushboat or barge is sold. Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and fuel, labour and services incurred solely during the drydocking or special survey period.

Port terminals and other fixed assets, net

Port terminals acquired as part of a business combination are recorded at fair value on the date of acquisition. All other port terminals and other fixed assets are stated at cost and are depreciated utilizing the straight-line method at rates equivalent to their estimated economic useful lives. Other fixed assets mainly consist of office equipment and cars. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Useful lives of the assets are:

Dry port terminal	5 to 49 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Impairment of non-financial assets

(o)      Impairment of non-financial assets

At the end of each financial reporting period, the Company assesses whether there is any indication that its non-financial assets may have suffered an impairment loss. If any indication exists, the Company estimates the asset’s recoverable amount.

The assessment of whether there is an indication that an asset is impaired is made with reference to trading results, predicted trading results, market rates, technical and regulatory changes and market values. If any such indication exists, the recoverable amount of the asset or CGU is estimated in order to determine the extent of any impairment loss.

The first step in this process is the determination of the lowest level at which largely independent cash flows are generated, starting from the individual asset level. A CGU represents the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows generated from other assets or groups of assets. The Company allocates the carrying amount of a right of use asset to CGUs it serves if this can be done in a reasonable and consistent basis, and tests the CGUs for impairment including these right of use assets. In identifying whether cash inflows from an asset or group of assets are largely independent, and therefore determining the level of CGUs, the Company considers many factors including management’s trading strategies, how management makes decisions about continuing or disposing of the assets, nature and terms of contractual arrangements and actual and predicted employment of the vessels.

Based on the above, the Company has determined it has CGUs of varying sizes ranging from individual vessels to groups of pushboats and barges and port terminals.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount is less than the carrying amount of the asset or the CGU, the asset is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the vessel or the CGU to its recoverable amount.

A previously recognized impairment loss is reversed only if there has been a change in estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized in prior periods. Such reversal is recognized in the statement of income.

As of December 31, 2021, an impairment loss of $19,396 was recognized in the Company’s consolidated statement of (loss)/income, which is further analyzed in Note 10. During the year ended December 31, 2020, no impairment loss was recognized. During the year ended December 31, 2019, an impairment loss of $2,569 was recognized in the Company’s consolidated statement of (loss)/income.

Intangible assets

(p)              Intangible assets

Navios Logistics’ intangible assets consist of customer relationships, trade name and port terminal operating rights.

Intangible assets resulting from acquisitions are accounted for using the purchase method of accounting and are recorded at fair value as estimated based on market information.

The fair value of the trade name was determined based on the estimated amount that a company would have to pay in an arm’s length transaction in order to use that trade name. The trade name was fully amortized as of December 31, 2019. Other intangibles that are being amortized, such as the port terminal operating rights and customer relationships, would be considered impaired if their fair market value could not be recovered from the future discounted cash flows associated with the asset. The fair value of customer relationships was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method.

When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of our vessels and our weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on our financial position and results of operations.

No impairment loss was recognized for any of the periods presented. Amortizable intangible assets are amortized under the straight-line method according to the following amortization periods:

Years
Trade name	10
Port terminal operating rights	47
Customer relationships	20

Assets under construction

(q)        Assets under construction

Assets under construction represent part of tangible assets and amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of tangible assets. Assets under construction also include pre-delivery expenses. Pre-delivery expenses represent any direct costs to bring the asset to the condition necessary (including possible relocation) for it to be capable of operating in the manner intended by management. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. To the extent that the Company borrows funds specifically for the purpose of obtaining a qualifying asset, the Company determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings.

To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Company determines the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate is calculated using the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, excluding borrowings made specifically for the purpose of obtaining a qualifying asset, provided that substantially all the activities necessary to prepare that qualifying asset for its intended use or sale are complete. The amount of borrowing costs that the Company capitalizes during a period does not exceed the amount of borrowing costs incurred during that period. All other borrowing costs are recognized in the statement of income in the period in which they are incurred.

Leases

(r)        Leases

The Company assesses at contract inception whether a contract is, or contains, a lease (i.e., if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration).

Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities representing obligations to make lease payments and right-of-use assets representing the right to use the underlying assets. The Company has entered into lease contracts as a lessee for office rent and land lease agreements.

i)	Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasured of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, on the same basis as for other tangible assets as described in Note 2(n).

In case of vessel leases, at initial recognition, the cost of the right of use asset for the chartered in vessels includes the estimated cost of planned drydockings for replacement of certain components and major repairs and maintenance of other components during the lease term. The corresponding provision is recorded at present value of the expected cash flows of the planned drydockings and major repairs and maintenance of other components mentioned above and is remeasured at each period end. The changes in the carrying amount of the provision resulting from the remeasurement are recognized in correspondence with the relevant right of use asset.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The right-of-use assets are also subject to impairment. Refer to the accounting policies on impairment of non-financial assets in Note 2(o).

ii)	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term (i.e., the non-cancellable period of the lease including reasonably certain to exercise extension or termination options). The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company’s lease liabilities are included in Lease liabilities.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of charter-in barges (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Company as a lessor

The Company charter-out vessels under time charter and bareboat charter arrangements (See Note 2(g)). Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Financial instruments – initial recognition and subsequent measurement

(s)              Financial instruments – initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition (See Note 2(l)). Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest over the relevant period. The EIR is the rate that exactly discounts estimated future cash flows through the expected life of the financial instrument, or, where appropriate, a shorter period, to its net carrying amount.

i) Financial assets

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through OCI, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are “solely payments of principal and interest (“SPPI”)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•        Financial assets at amortized cost (debt instruments)

•        Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

•        Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•        Financial assets at fair value through profit or loss

The Company does not have any financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments) or financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments).

Financial assets at amortized cost (debt instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met:

i) The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

ii) The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the EIR method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost includes trade and other receivables, intercompany receivable loan from parent (related party) and net investment in the lease.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

This category includes investments in debt security which the Company had not irrevocably elected to classify at fair value through OCI. See Note 21.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

•        The rights to receive cash flows from the asset have expired or

•        The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment

Further disclosures relating to impairment of financial assets are also provided in the following notes:

•        Disclosures for significant assumptions. See Note 2(y).

•        Trade receivables, including contract assets. See Note 2(g).

The Company recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original EIR. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade and other receivables and bank deposits, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments exceed the agreed credit period. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, or payables.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings.

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified into the category “Financial liabilities at amortized cost (loans and borrowings).

Financial liabilities at amortized cost (loans and borrowings)

Interest-bearing loans and borrowings and trade payables is the category most relevant to the Company. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.

Derecognition or modification of financial liabilities

A liability is generally derecognized when the contract that gives rise to it is settled, eliminated, sold, cancelled or expired. Where an existing financial liability is exchanged by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as derecognition of the original liability and the recognition of a new liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least ten per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between: (i) the carrying amount of the liability before the modification; and (ii) the present value of the cash flows after modification should be recognized in profit or loss as the modification gain or loss within other gains and losses.

iii) Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Fair value measurements

The Company measures financial instruments such as the 2025 Notes at fair value at each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

Fair-value related disclosures for financial instruments and non-financial assets that are measured at fair value or where fair values are disclosed, are summarized in the following notes:

•        Disclosures for valuation methods, significant estimates and assumptions –See Note 2(y).

•        Quantitative disclosures of fair value measurement hierarchy – See Note 21.

Inventories

(t)      Inventories

Inventories are stated at the lower of cost or net realizable value and comprise petroleum products and other inventories such as lubricants and stock provisions on board the owned vessels and pushboats. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Cost is calculated using the first in first out method.

Cash and cash equivalents

(u) Cash and cash equivalents

Cash and short-term deposits in the statement of financial position comprise cash at banks and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits and meet the definition of cash and cash equivalent.

Provisions

(v)    Provisions

General

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation, and are discounted to present value where the effect of discounting is material.

The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Insurance Claims

When the Company expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. Amounts for insurance claims are recognized when amounts are virtually certain to be received, based on the management’s judgment and estimates of independent adjusters as to the amount of the claims.

Contingent liabilities

A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured at the higher of the amount that would be recognized in accordance with the requirements for provisions above or the amount initially recognized less (when appropriate) cumulative amortization recognized in accordance with the requirements for revenue recognition.

Employee benefits

(w)   Employee benefits

(a) Severance payments

Under certain laws and labor agreements of the countries in which the Company conducts its operations, the Company is required to make minimum severance payments to its dismissed employees without cause and employees leaving its employment in certain other circumstances. Accrual of severance costs is made if they relate to services already rendered, relate to rights that accumulate or vest, are probable of payment and are reasonably estimable. While the Company expects to make severance payments in the future, it is impossible to estimate the number of employees that will be dismissed without proper cause in the future, if any, and accordingly the Company has not recorded such liability. Instead, severance payments are expensed as incurred.

(b) Short-term paid absences

The Company recognizes the expected cost of short-term employee benefits in the form of paid absences in the case of accumulating paid absences, when the employees render service that increases their entitlement to future paid absences.

(Loss)/Earnings per share

(x) (Loss)/Earnings per share

Basic (loss)/earnings per share are computed by dividing profit by the weighted average number of common shares outstanding during the years presented. There are no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings per share. See Note 23.

Significant accounting judgments, estimates and assumptions

(y) Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses recognized in the consolidated financial statements. The Company’s management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the assets or liabilities in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Judgments

(a)	Impairment of long lived assets

The Company assesses at each reporting date, whether indicators for impairment exist for its non-financial assets (see Note 2(o)). The assessment includes both external and internal factors which include significant changes with an adverse effect in the regulatory or technological environment or evidence is available from internal reporting that indicates that the economic performance of the asset is, or will be worse than expected. If any indication exists, the Company estimates the asset’s or CGU’s recoverable amount. Judgment is involved to some extent in determining whether indicators exist and also the determination of the CGUs at which the respective assets are tested.

As of December 31, 2021, the Company had identified certain impairment indicators in two of its product tanker vessels, which the Company considers each as a separate CGU, operating in the Cabotage Business, and as such, an impairment assessment was performed.

As a result, the Company recognized an impairment loss for an aggregate amount of $19,396 for two of its product tanker vessels, the Malva H and Sara H built in 2006 and 2007, respectively. The Company determined there was no potential impairment for the remaining six vessels (see Note 10).

(b)	Determination of lease term

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The following factors are normally the most relevant:

•	If there are significant penalties to terminate (or not extend), the Company is typically reasonably certain to extend (or not terminate).
•	If any leasehold improvements are expected to have a significant remaining value, the Company is typically reasonably certain to extend (or not terminate).
•	The lease term is reassessed if an option is actually exercised (or not exercised) or the Company becomes obliged to exercise (or not exercise) it.

(c)	Provisions

Management uses its judgment as well as the available information from the Company’s legal department, in order to assess the likely outcome of these claims and if it is more likely than not that the Company will lose a claim, then a provision is recognized. Provisions for legal claims, if required, are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period (See Note 22).

Estimates and assumptions

(a)	Income taxes

The Company is subject to periodic audits by local tax authorities in various jurisdictions and the assessment process for determining the Company’s current and deferred tax balances is complex and involves high degree of estimation and judgment. There are some transactions and calculations for which the ultimate tax determination is uncertain. Where tax positions are not settled with the tax authorities, Company management takes into account past experience with similar cases as well as the advice of tax and legal experts in order to analyze the specific facts and circumstances, interpret the relevant tax legislation, assess other similar positions taken by the tax authorities to form a view about whether its tax treatments will be accepted by the tax authorities, or whether a provision is needed. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

(b)	Recoverability of deferred tax assets

Deferred tax assets include certain amounts which relate to carried forward tax losses. In most cases, depending on the jurisdiction in which such tax losses have arisen, such tax losses are available for set off for a limited period of time since they are incurred. The Company makes assumptions on whether these deferred tax assets will be recoverable using the estimated future taxable income based on the approved business plans and budgets for each relevant entity.

(c)	Value in use

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount of a CGU is determined for impairment tests purposes based on value-in-use calculations which require the use of assumptions. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The calculations use cash flow projections based on financial budgets approved by management. Cash flows beyond the period over which projections are available are extrapolated using estimated growth rates and historical average rates. These growth rates are consistent with forecasts included in countries or industry reports specific to the countries and segments in which each CGU operates. As of December 31, 2021 and 2020, growth rates used were 2.6% and 2.6%. The key assumptions used to determine the recoverable amount for the different CGUs, or assets, including a sensitivity analysis, are disclosed and further explained in Notes 2(d) and 2(o).

(d)	Provision for expected credit losses of receivables

The Company uses a provision matrix to calculate ECLs for trade receivables. The provision matrix is based on the Company’s historical credit loss experience calibrated to adjust the historical credit loss experience with forward looking information specific to the debtors and the economic environment. At each year end, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. The assessment of the correlation between historical observed credit losses, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Company’s historical credit loss experience and forecast of economic conditions may also not be representative of customers’ actual defaults in the future.

(e)	Depreciation of tangible assets

The Company periodically assesses the useful lives of its tangible assets to determine whether the original estimated lives continue to be appropriate. To this respect, the Company may obtain technical studies and use external sources to determine the lives and values of its assets, which can vary depending on a variety of factors such as technological innovation and maintenance programs.

Impact of Standards issued but not yet effective and not early adopted by the Company

The Company has not early adopted any of the following standards, interpretations or amendments that have been issued but are not yet effective. In addition, the Company assessed all standards, interpretations and amendments issued but not yet effective, and concluded that they will not have any significant impact on the consolidated financial statements.

•	IFRS 17 Insurance Contracts

The amendment was issued in May 2017 and modified in June 2020. It supersedes IFRS 4, introduced in 2004 as an interim standard, which gave companies dispensation to carry on accounting for insurance contracts using national accounting standards, thus resulting in several application approaches. IFRS 17 sets the principles for the recognition, measurement, presentation and disclosure of information associated with insurance contracts and is applicable as from January 1, 2023, allowing for its early adoption for entities already applying IFRS 9 and IFRS 15. The Company estimates that its application will not have a significant impact on the Company’s consolidated financial statements.

•	IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Amendments)

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 with earlier application permitted. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current. The amendments affect the presentation of liabilities in the statement of financial position and do not change existing requirements around measurement or timing of recognition of any asset, liability, income or expenses, nor the information that entities disclose about those items. Also, the amendments clarify the classification requirements for debt which may be settled by the company issuing its own equity instruments.

•	IFRS 3 Business Combinations

The amendment was issued in October 2020. It incorporates references to the definitions of assets and liabilities of the new Conceptual Framework and clarifications associated with contingent assets and liabilities incurred separately from those taken on in a business combination. It applies to business combinations as from January 1, 2022, and allows for its early adoption.

•	Annual Improvements to IFRS Standards – 2018-2020 Cycle

The amendment was issued in May 2020 and are applicable to annual periods starting as from January 1, 2022. Their application will not have a significant impact on the Company’s consolidated financial statements.

•	IAS 16 Property, Plant and Equipment

The amendement was issued in May 2020. It incorporates modifications on the recognition of inventories, sales and costs of items produced while bringing an item of property, plant and equipment to the location and the conditions necessary for it to be capable of operating in the manner intended. Amendments are applicable to fiscal years starting on or after January 1, 2022, allowing for early adoption Their application will not have a significant impact on the Company’s consolidated financial statements.

•	IAS 37 Provisions, Contingent Liabilities and Contingent Assets

The amendement was issued in May 2020. It clarifies the scope of the concept of fulfillment cost of an onerous contract. Amendments are applicable to fiscal years starting on or after January 1, 2022, allowing for early adoption. Their application will not have a significant impact on the Company’s consolidated financial statements.

•	IAS 8 Accounting Policies

The amendement was issued in February 2021. Clarifies the treatment of estimates required in the application of accounting policies. Amendments are applicable to fiscal years beginning on or after January 1, 2023, allowing for early adoption. Their application will not have an impact on the Company’s consolidated financial statements.

•	IAS 12 Income Taxes

The amendment was issued in February 2021. It incorporates modifications regarding the recognition of deferred tax related to assets and liabilities that arise from a single transaction, giving rise to equal taxable and deductible temporary differences. Amendments are applicable to fiscal years beginning on or after January 1, 2023, allowing for early adoption. Their application will not have an impact on the Company’s consolidated financial statements.

Impact of standards issued and adopted

The Company has applied the following standards and/or amendments for the first time as of January 1, 2021:

Amendments to IFRS 9 – “Financial Instruments”, IAS 39 – “Financial instruments: Presentation” and IFRS 7 – “Financial Instruments: Disclosures”, IFRS 4 – “Insurance Contracts” and IFRS 16 – “Leases” (amended in August 2020). IFRS 16 – “Leases” (amended in March 2021).

The application of the detailed standards and amendments did not have any significant impact on the consolidated financial statements of the Company.